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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number:
                                               ---------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cisco Systems, Inc.
Address: 170 West Tasman Drive
         San Jose, CA 95134-1706

Form 13F File Number: 28-14494

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Evan B. Sloves
Title: Assistant Secretary
Phone: (408) 526-4000

Signature, Place, and Date of Signing:


/s/ Evan B. Sloves                     San Jose, CA          November 14, 2011
-----------------------------    -----------------------    -------------------
       [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this Report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                     REPORTING MANAGER: CISCO SYSTEMS, INC.

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:          4
Form 13F Information Table Value Total:   $594,149
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   --------------------------------------------
1.    28-14495               Cisco Systems International B.V.
2.    28-14496               Cisco Systems (Switzerland) Investments Ltd.

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                                                     FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                     VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
-------------------  ---------------  -----------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
VMWARE INC.          CL A COM         928563 40 2   522,470  6,500,000  SH         DEFINED     1         6,500,000       0     0
SPDR S&P 500 ETF TR  TR UNIT          78462F 10 3    48,960    432,700  SH         DEFINED     2           432,700       0     0
AMBOW ED HLDG LTD    ADR REPSTG CL A  02322P 10 1    13,053  1,913,858  SH         DEFINED               1,913,858       0     0
21 VIANET            SPONSORED        90138A 10 3     9,666    952,303  SH         DEFINED     1           952,303       0     0
GROUP INC.           ADR
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